Document and Entity Information	Jun. 02, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
Amendment Flag	false
Entity Central Index Key	0000048732
Document Type	8-K
Document Period End Date	Jun. 02, 2020
Entity Incorporation, State or Country Code	TX
Entity File Number	1-3187
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
9.15% First Mortgage Bonds due 2021
Document And Entity Information [Line Items]
Title of 12(b) Security	9.15% First Mortgage Bonds due 2021
No Trading Symbol Flag	true
Security Exchange Name	NYSE
6.95% General Mortgage Bonds due 2033
Document And Entity Information [Line Items]
Title of 12(b) Security	6.95% General Mortgage Bonds due 2033
No Trading Symbol Flag	true
Security Exchange Name	NYSE